Non-Controlling Interest (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance
Acquisition date fair values of non-controlling interests in subsidiaries	38,916
Fair value:
SalvaRx warrants vested upon acquisition	2,451
Vested portion of IOX stock options	7,364
Stock based compensation expense	1,111
Net loss attributable to non-controlling interest	(959)
Non-controlling interest	48,883
PGL [Member]
Statement Line Items [Line Items]
Balance
Acquisition date fair values of non-controlling interests in subsidiaries
Fair value:
SalvaRx warrants vested upon acquisition
Vested portion of IOX stock options
Stock based compensation expense
Net loss attributable to non-controlling interest	(31)
Non-controlling interest	(31)
SalvaRx [Member]
Statement Line Items [Line Items]
Balance
Acquisition date fair values of non-controlling interests in subsidiaries
Fair value:
SalvaRx warrants vested upon acquisition	2,451
Vested portion of IOX stock options
Stock based compensation expense
Net loss attributable to non-controlling interest
Non-controlling interest	2,451
IOX [Member]
Statement Line Items [Line Items]
Balance
Acquisition date fair values of non-controlling interests in subsidiaries	38,826
Fair value:
SalvaRx warrants vested upon acquisition
Vested portion of IOX stock options	7,364
Stock based compensation expense	1,111
Net loss attributable to non-controlling interest	(925)
Non-controlling interest	46,376
Saugatuck [Member]
Statement Line Items [Line Items]
Balance
Acquisition date fair values of non-controlling interests in subsidiaries	90
Fair value:
SalvaRx warrants vested upon acquisition
Vested portion of IOX stock options
Stock based compensation expense
Net loss attributable to non-controlling interest	(3)
Non-controlling interest	$ 87